UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate Income Trust

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 99.3%
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.878%, 2013	$2,333,698	$2,217,013

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.245%, 2013	$1,350,000	$1,350,221

Asset-Backed & Securitized - 2.8%
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019 (z)	$956,079	$793,546
Commercial Mortgage Acceptance Corp., FRN, 2.069%, 2030 (i)	8,746,367	354,009
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	2,000,000	2,158,446
Falcon Franchise Loan LLC, FRN, 4.739%, 2023 (i)(z)	3,449,833	207,335
FUEL Trust, 4.207%, 2016 (n)	1,970,000	2,023,025
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	3,015,742	3,222,920
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,300,000	2,359,219
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	630,000	640,402
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	3,349,035
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	1,777,290	1,881,372
Mercedes-Benz Auto Lease Trust, “A2”, 0.79%, 2013 (n)	1,451,364	1,452,199
Nationstar Home Equity Loan Trust, FRN, 0.406%, 2036	224,143	217,129
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	2,000,000	2,213,844

		$20,872,481
Automotive - 1.4%
Daimler Finance North America LLC, FRN, 1.741%, 2013 (n)	$2,450,000	$2,446,705
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,880,000	3,021,152
RCI Banque S.A., 4.6%, 2016 (n)	2,110,000	2,014,466
Toyota Motor Credit Corp., 3.2%, 2015	2,740,000	2,920,741

		$10,403,064
Banks & Diversified Financials (Covered Bonds) - 1.0%
BNP Paribas Home Loan, 2.2%, 2015 (n)	$2,640,000	$2,547,592
Compagnie de Financement Foncier, 2.125%, 2013 (n)	1,600,000	1,584,467
Eurohypo AG, 5.125%, 2016	3,140,000	3,056,181

		$7,188,240
Broadcasting - 0.3%
CBS Corp., 5.75%, 2020	$940,000	$1,079,897
WPP Finance, 8%, 2014	812,000	915,173

		$1,995,070
Brokerage & Asset Managers - 0.3%
TD Ameritrade Holding Co., 4.15%, 2014	$2,007,000	$2,142,214

Building - 0.2%
CRH PLC, 8.125%, 2018	$1,160,000	$1,356,952

Cable TV - 1.2%
DIRECTV Holdings LLC, 5.875%, 2019	$1,400,000	$1,598,033
Myriad International Holdings B.V., 6.375%, 2017 (n)	1,825,000	1,989,250
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,722,441
Time Warner Cable, Inc., 4%, 2021	2,770,000	2,896,996

		$9,206,720

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 1.3%
Dow Chemical Co., 8.55%, 2019	$3,190,000	$4,228,654
PPG Industries, Inc., 5.75%, 2013	3,465,000	3,640,935
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,606,247

		$9,475,836
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$2,055,548

Conglomerates - 0.6%
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	$4,460,000	$4,765,260

Consumer Products - 1.2%
Newell Rubbermaid, Inc., 5.5%, 2013	$1,015,000	$1,066,712
Procter & Gamble Co., 0.7%, 2014	1,450,000	1,459,194
Royal Philips Electronics N.V., 4.625%, 2013	4,290,000	4,471,729
Whirlpool Corp., 8%, 2012	2,165,000	2,201,506

		$9,199,141
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,400,000	$1,594,610

Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$909,000	$905,428

Emerging Market Quasi-Sovereign - 4.4%
Banco del Estado de Chile, 4.125%, 2020 (n)	$114,000	$117,990
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	1,430,000	1,573,000
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	992,000	987,040
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,786,453
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	151,800
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,090,000	1,157,289
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,418,255
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	840,000	874,082
Development Bank of Kazakhstan, 5.5%, 2015 (n)	972,000	974,430
Empresa Nacional del Petroleo, 6.25%, 2019	723,000	819,007
Gaz Capital S.A., 8.125%, 2014 (n)	2,036,000	2,234,510
Gaz Capital S.A., 5.999%, 2021 (n)	2,578,000	2,629,560
Pemex Project Funding Master Trust, 5.75%, 2018	760,000	841,700
Petrobras International Finance Co., 3.875%, 2016	572,000	585,662
Petrobras International Finance Co., 7.875%, 2019	1,777,000	2,132,167
Petroleos Mexicanos, 8%, 2019	776,000	970,000
Petroleos Mexicanos, 6%, 2020	2,970,000	3,326,400
Petroleos Mexicanos, 5.5%, 2021	1,315,000	1,423,488
Petroleos Mexicanos, 4.875%, 2022 (z)	907,000	935,998
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,480,618
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,877,040
Transnet Ltd., 4.5%, 2016 (n)	212,000	217,869
VTB Capital S.A., 6.465%, 2015 (n)	857,000	889,137
VTB Capital S.A., 6.551%, 2020 (n)	1,339,000	1,315,567

		$32,719,062
Emerging Market Sovereign - 1.6%
Republic of Lithuania, 6.125%, 2021 (n)	$219,000	$216,263
Republic of Lithuania, 6.625%, 2022 (z)	1,854,000	1,885,249
Republic of Peru, 9.875%, 2015	485,000	597,520
Republic of Poland, 5%, 2022	1,402,000	1,421,628
Republic of South Africa, 5.5%, 2020	2,423,000	2,683,473

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of South Africa, 4.665%, 2024	$1,617,000	$1,637,213
United Mexican States, 3.625%, 2022	3,754,000	3,785,909

		$12,227,255
Energy - Independent - 0.1%
Talisman Energy, Inc., 7.75%, 2019	$480,000	$600,799

Energy - Integrated - 2.9%
BG Energy Capital PLC, 2.875%, 2016 (n)	$2,320,000	$2,416,846
BP Capital Markets PLC, 4.5%, 2020	853,000	955,175
BP Capital Markets PLC, 4.742%, 2021	1,810,000	2,077,576
Hess Corp., 8.125%, 2019	1,230,000	1,599,422
Husky Energy, Inc., 5.9%, 2014	2,755,000	3,021,626
LUKOIL International Finance B.V., 6.125%, 2020 (n)	2,738,000	2,816,718
Petro-Canada, 6.05%, 2018	904,000	1,088,270
Petro-Canada Financial Partnership, 5%, 2014	2,140,000	2,336,698
Royal Dutch Shell PLC, 3.1%, 2015	2,710,000	2,921,846
TOTAL S.A., 3%, 2015	1,860,000	1,983,867

		$21,218,044
Entertainment - 0.4%
Viacom, Inc., 3.875%, 2021	$2,590,000	$2,724,724

Financial Institutions - 1.3%
General Electric Capital Corp., 5.45%, 2013	$2,000,000	$2,091,858
General Electric Capital Corp., 4.8%, 2013	2,120,000	2,220,732
General Electric Capital Corp., 6%, 2019	1,180,000	1,366,275
NYSE Euronext, Inc., 4.8%, 2013	4,000,000	4,204,324

		$9,883,189
Food & Beverages - 2.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,780,000	$3,653,012
Cadbury Schweppes U.S. Finance, 5.125%, 2013	1,590,000	1,687,721
Coca-Cola Co., 1.8%, 2016	1,930,000	1,986,564
Conagra Foods, Inc., 5.875%, 2014	2,240,000	2,456,469
Diageo Capital PLC, 7.375%, 2014	2,200,000	2,479,816
Dr Pepper Snapple Group, Inc., 2.35%, 2012	1,650,000	1,674,006
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (z)	290,000	295,985
Kraft Foods, Inc., 6.75%, 2014	1,390,000	1,547,158
Kraft Foods, Inc., 6.125%, 2018	1,310,000	1,579,555
Miller Brewing Co., 5.5%, 2013 (n)	2,200,000	2,330,504
Pernod-Ricard S.A., 4.45%, 2022 (n)	1,428,000	1,491,752

		$21,182,542
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015	$1,096,000	$1,162,883

Forest & Paper Products - 0.3%
Votorantim Participacoes S.A., 6.75%, 2021 (n)	$2,063,000	$2,217,725

Industrial - 1.2%
Johns Hopkins University, 5.25%, 2019	$4,350,000	$5,183,765
Princeton University, 4.95%, 2019	2,860,000	3,412,123

		$8,595,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 2.8%
Jackson National Life Global Funding, 5.375%, 2013 (n)		$5,000,000	$5,221,010
Lincoln National Corp., 4.3%, 2015		1,360,000	1,438,628
Metropolitan Life Global Funding I, 5.125%, 2013 (n)		2,815,000	2,950,539
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		1,020,000	1,108,386
New York Life Global Funding, 4.65%, 2013 (n)		3,000,000	3,139,815
Principal Financial Group, Inc., 8.875%, 2019		2,230,000	2,837,245
Prudential Financial, Inc., 6.2%, 2015		2,210,000	2,447,898
UnumProvident Corp., 6.85%, 2015 (n)		1,740,000	1,931,008

			$21,074,529
Insurance - Property & Casualty - 1.9%
ACE Ltd., 2.6%, 2015		$2,000,000	$2,066,184
Aon Corp., 3.5%, 2015		2,750,000	2,877,119
AXIS Capital Holdings Ltd., 5.875%, 2020		4,110,000	4,280,022
PartnerRe Ltd., 5.5%, 2020		2,120,000	2,198,046
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		3,000,000	2,767,500

			$14,188,871
International Market Quasi-Sovereign - 4.1%
Bank of Ireland, 2.75%, 2012 (n)		$1,610,000	$1,603,112
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	4,020,215
Electricite de France PLC, 5.5%, 2014 (n)		$3,475,000	3,719,199
ING Bank N.V., 3.9%, 2014 (n)		3,150,000	3,318,021
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,600,000	3,375,724
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,408,156
Statoil A.S.A., 1.8%, 2016		1,420,000	1,452,227
Swedish Export Credit Corp., FRN, 1.202%, 2014		3,300,000	3,294,156
Swedish Housing Finance Corp., 3.125%, 2012 (n)		5,260,000	5,279,488
Westpac Banking Corp., 3.45%, 2014 (n)		2,015,000	2,143,912

			$30,614,210
International Market Sovereign - 20.5%
Federal Republic of Germany, 3.75%, 2015	EUR	8,922,000	$12,835,126
Federal Republic of Germany, 4.25%, 2018	EUR	2,608,000	4,072,453
Government of Bermuda, 5.603%, 2020 (n)		$1,098,000	1,220,877
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,193,501
Government of Canada, 4.25%, 2018	CAD	1,024,000	1,191,106
Government of Canada, 5.75%, 2033	CAD	358,000	546,369
Government of Japan, 1.3%, 2014	JPY	978,000,000	13,236,477
Government of Japan, 1.7%, 2017	JPY	2,201,000,000	30,845,794
Kingdom of Belgium, 5.5%, 2017	EUR	2,494,000	3,694,201
Kingdom of Spain, 4.6%, 2019	EUR	4,110,000	5,496,750
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,531,694
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,389,000	1,963,074
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	2,950,437
Republic of Austria, 4.65%, 2018	EUR	4,138,000	6,067,647
Republic of France, 5%, 2016	EUR	9,214,000	13,724,033
Republic of Iceland, 4.875%, 2016 (n)		$2,587,000	2,603,572
Republic of Italy, 5.25%, 2017	EUR	11,388,000	15,033,113
State of Israel, 5.125%, 2014		$3,000,000	3,218,556
State of Israel, 4%, 2022		3,752,000	3,741,160
United Kingdom Treasury, 5%, 2012	GBP	6,837,000	10,820,906
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	15,469,107

			$152,455,953

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.8%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$2,780,000	$2,811,386
Province of Ontario, 4.75%, 2016	3,000,000	3,398,829

		$6,210,215
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$510,000	$579,597

Major Banks - 10.1%
ABN Amro Bank N.V., 4.25%, 2017 (z)	$2,997,000	$2,998,289
ABN Amro Bank N.V., FRN, 2.323%, 2014 (n)	3,010,000	2,939,105
Bank of America Corp., 4.9%, 2013	2,300,000	2,363,733
Bank of America Corp., 7.375%, 2014	200,000	215,803
Bank of America Corp., 6.5%, 2016	1,420,000	1,514,130
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	2,930,000	2,977,738
Barclays Bank PLC, 5.125%, 2020	2,760,000	2,947,109
BB&T Corp., 2.05%, 2014	2,030,000	2,068,341
Commonwealth Bank of Australia, 5%, 2019 (n)	2,560,000	2,757,253
Credit Suisse New York, 5.5%, 2014	3,790,000	4,043,449
Goldman Sachs Group, Inc., 6%, 2014	2,490,000	2,677,878
Goldman Sachs Group, Inc., 5.75%, 2022	3,044,000	3,155,225
HSBC USA, Inc., 4.875%, 2020	3,370,000	3,342,241
ING Bank N.V., FRN, 1.596%, 2013 (n)	1,230,000	1,213,754
ING Bank N.V., FRN, 1.94%, 2014 (n)	4,650,000	4,479,522
Intesa Sanpaolo S.p.A., FRN, 2.906%, 2014 (n)	1,540,000	1,419,498
JPMorgan Chase & Co., 4.625%, 2021	2,890,000	2,993,670
JPMorgan Chase & Co., FRN, 1.161%, 2013	2,800,000	2,817,142
JPMorgan Chase & Co., FRN, 1.361%, 2014	1,300,000	1,296,337
Kookmin Bank, 7.25%, 2014 (n)	2,100,000	2,311,359
Macquarie Group Ltd., 6%, 2020 (n)	3,361,000	3,232,862
Merrill Lynch & Co., Inc., 6.15%, 2013	2,190,000	2,277,243
Morgan Stanley, 6%, 2014	2,330,000	2,444,892
Morgan Stanley, 6.625%, 2018	1,532,000	1,614,273
Morgan Stanley, 5.625%, 2019	640,000	636,853
Royal Bank of Scotland PLC, 6.125%, 2021	1,800,000	1,934,534
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,370,849
Standard Chartered PLC, 3.85%, 2015 (n)	2,320,000	2,398,509
SunTrust Banks, Inc., 3.5%, 2017	2,237,000	2,292,263
Wells Fargo & Co., 3.75%, 2014	2,900,000	3,073,533
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,288,175

		$75,095,562
Medical & Health Technology & Services - 0.7%
Hospira, Inc., 6.05%, 2017	$1,060,000	$1,164,923
Thermo Fisher Scientific, Inc., 2.25%, 2016	3,650,000	3,792,178

		$4,957,101
Metals & Mining - 1.1%
ArcelorMittal, 6.5%, 2014	$2,070,000	$2,203,925
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	2,590,000	2,456,884
Vale Overseas Ltd., 5.625%, 2019	492,000	549,362
Vale Overseas Ltd., 4.625%, 2020	1,561,000	1,647,300
Vale Overseas Ltd., 6.875%, 2039	1,086,000	1,286,710

		$8,144,181
Mortgage-Backed - 6.6%
Fannie Mae, 4.845%, 2013	$1,879,627	$1,944,630
Fannie Mae, 4.61%, 2014	2,737,571	2,900,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.842%, 2014	$3,116,803	$3,315,818
Fannie Mae, 5.412%, 2014	1,810,438	1,953,722
Fannie Mae, 4.62%, 2015	888,317	957,388
Fannie Mae, 4.893%, 2015	1,110,529	1,219,958
Fannie Mae, 5.395%, 2016	1,290,777	1,453,050
Fannie Mae, 5.423%, 2016	2,234,448	2,539,570
Fannie Mae, 6%, 2016	332,394	357,241
Fannie Mae, 5.5%, 2017 - 2025	3,199,303	3,475,049
Fannie Mae, 4.5%, 2019	3,451,041	3,704,699
Fannie Mae, 5%, 2019	473,364	512,100
Fannie Mae, 6.5%, 2031	2,705,729	3,108,074
Freddie Mac, 3.882%, 2017	1,423,992	1,572,676
Freddie Mac, 5.5%, 2017 - 2020	3,439,172	3,746,739
Freddie Mac, 6%, 2017 - 2034	716,598	773,810
Freddie Mac, 5%, 2019 - 2020	2,171,581	2,343,178
Freddie Mac, 4.224%, 2020	2,249,154	2,531,333
Ginnie Mae, 6%, 2033	977,954	1,108,997
Ginnie Mae, 6%, 2036 (f)	1,196,205	1,352,382
Ginnie Mae, 5.612%, 2058	4,010,331	4,298,832
Ginnie Mae, 6.357%, 2058	3,449,581	3,688,626

		$48,858,553
Natural Gas - Pipeline - 1.9%
Enbridge Energy Partners LP, 4.2%, 2021	$3,080,000	$3,266,556
Energy Transfer Partners LP, 8.5%, 2014	2,630,000	2,998,529
Enterprise Products Operating LP, 5.65%, 2013	376,000	396,267
Enterprise Products Operating LP, 3.7%, 2015	2,930,000	3,100,406
Kinder Morgan Energy Partners LP, 5.85%, 2012	2,115,000	2,177,784
TransCanada PipeLines Ltd., 3.4%, 2015	1,957,000	2,077,690

		$14,017,232
Network & Telecom - 1.3%
AT&T, Inc., 3.875%, 2021	$3,700,000	$3,971,754
British Telecommunications PLC, 5.15%, 2013	943,000	979,997
Telefonica S.A., 5.877%, 2019	2,940,000	3,015,205
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,470,282

		$9,437,238
Oil Services - 0.5%
Noble Corp., 5.875%, 2013	$2,200,000	$2,325,833
Noble Corp., 3.45%, 2015	1,030,000	1,074,914

		$3,400,747
Other Banks & Diversified Financials - 3.8%
Banco Santander Chile, 2.875%, 2012 (n)	$1,840,000	$1,846,387
Capital One Financial Corp., FRN, 1.717%, 2014	2,780,000	2,740,607
Citigroup, Inc., 5.5%, 2013	5,500,000	5,707,801
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,556,000	2,407,547
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	3,960,000	4,034,464
Rabobank Nederland N.V., 3.375%, 2017	1,757,000	1,808,329
Santander Holdings USA, Inc., 4.625%, 2016	450,000	439,447
Santander International Debt S.A., 2.991%, 2013 (n)	2,100,000	2,036,780
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,220,007
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,800,000
Union Bank, FRN, 1.478%, 2014	2,500,000	2,465,135

		$28,506,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 1.9%
Celgene Corp., 3.95%, 2020	$2,320,000	$2,411,053
Pfizer, Inc., 6.2%, 2019	2,490,000	3,132,639
Roche Holdings, Inc., 6%, 2019 (n)	3,200,000	3,940,077
Sanofi, 1.2%, 2014	1,550,000	1,568,436
Teva Pharmaceutical Finance III, FRN, 1.344%, 2013	3,120,000	3,142,813

		$14,195,018
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021	$2,620,000	$3,007,692

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$430,257

Real Estate - 0.7%
Boston Properties LP, REIT, 3.7%, 2018	$1,476,000	$1,554,321
Kimco Realty Corp., REIT, 6.875%, 2019	690,000	804,679
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,290,000	2,705,768

		$5,064,768
Retailers - 1.7%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,913,599
Kohl’s Corp., 4%, 2021	1,346,000	1,396,184
Macy’s, Inc., 7.875%, 2015	2,670,000	3,136,847
Staples, Inc., 9.75%, 2014	2,330,000	2,670,266
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,465,622

		$12,582,518
Specialty Chemicals - 0.5%
Airgas, Inc., 2.95%, 2016	$1,900,000	$1,966,135
Ecolab, Inc., 4.35%, 2021	1,840,000	2,028,249

		$3,994,384
Supermarkets - 0.0%
Kroger Co., 5%, 2013	$303,000	$316,787

Supranational - 1.2%
Corporacion Andina de Fomento, 6.875%, 2012	$6,000,000	$6,032,460
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	3,119,382

		$9,151,842
Telecommunications - Wireless - 1.3%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,007,000	$1,019,906
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,934,000	3,290,798
Rogers Communications, Inc., 6.8%, 2018	1,490,000	1,873,867
Vodafone Group PLC, 5%, 2013	3,000,000	3,220,563

		$9,405,134
Tobacco - 1.2%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$3,045,559
B.A.T. International Finance PLC, 8.125%, 2013 (n)	2,250,000	2,510,449
Lorillard Tobacco Co., 8.125%, 2019	1,252,000	1,525,370
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,546,687

		$8,628,065
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 2013 (n)	$1,500,000	$1,524,617

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 2.1%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,471,572
National Credit Union Administration Guaranteed Note, 2.9%, 2020	520,000	553,669
Small Business Administration, 6.35%, 2021	1,049,753	1,164,661
Small Business Administration, 6.34%, 2021	739,654	821,620
Small Business Administration, 6.44%, 2021	720,965	803,098
Small Business Administration, 6.625%, 2021	951,060	1,063,626
Small Business Administration, 5.34%, 2021	2,359,480	2,589,119
Small Business Administration, 4.93%, 2024	1,168,860	1,286,315
Small Business Administration, 5.36%, 2025	1,488,527	1,674,215
Small Business Administration, 5.39%, 2025	1,085,834	1,214,933

		$15,642,828
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 2015	$30,000	$40,819

Utilities - Electric Power - 5.1%
Allegheny Energy, Inc., 5.75%, 2019 (n)	$2,820,000	$3,036,779
Dominion Resources, Inc., 1.95%, 2016	2,660,000	2,705,111
Duke Energy Corp., 5.65%, 2013	1,800,000	1,914,095
Duke Energy Corp., 3.35%, 2015	3,280,000	3,503,555
E.ON International Finance B.V., 5.8%, 2018 (n)	3,000,000	3,446,142
EDP Finance B.V., 6%, 2018 (n)	2,240,000	1,950,780
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,243,898
Exelon Generation Co. LLC, 5.35%, 2014	2,300,000	2,468,650
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,501,033
FirstEnergy Solutions Corp., 6.05%, 2021	1,861,000	2,112,862
Georgia Power Co., 6%, 2013	1,350,000	1,469,644
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	3,967,514
Oncor Electric Delivery Co., 5.95%, 2013	5,060,000	5,420,520
PPL WEM Holdings PLC, 3.9%, 2016 (n)	2,380,000	2,492,660

		$38,233,243
Total Bonds		$737,018,374

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	202	$202
Total Investments		$737,018,576

Other Assets, Less Liabilities - 0.7%		4,886,976
Net Assets - 100.0%		$741,905,552

(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $173,844,712, representing 23.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN Amro Bank N.V., 4.25%, 2017	1/30/12	$2,994,063	$2,998,289
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019	1/28/10	723,607	793,546
Falcon Franchise Loan LLC, FRN, 4.739%, 2023	1/18/02	165,902	207,335

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022	1/18/12	$287,655	$295,985
Petroleos Mexicanos, 4.875%, 2022	1/17/12	899,023	935,998
Republic of Lithuania, 6.625%, 2022	1/25/12	1,837,351	1,885,249
Total Restricted Securities			$7,116,402
% of Net assets			1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 1/31/12

Forward Foreign Currency Exchange Contracts at 1/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	426,668	4/12/12	$543,140	$558,227	$15,087
BUY	EUR	Credit Suisse Group	426,668	4/12/12	543,093	558,227	15,134
SELL	EUR	UBS AG	49,207,954	3/15/12	65,842,703	64,372,985	1,469,718

							$1,499,939

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	3,738,879	4/12/12	$3,636,310	$3,722,793	$(86,483)
SELL	GBP	Barclays Bank PLC	7,746,739	4/12/12	11,962,243	12,200,267	(238,024)
SELL	GBP	Deutsche Bank AG	7,746,739	4/12/12	11,962,282	12,200,267	(237,985)
SELL	JPY	Credit Suisse Group	3,479,913,927	4/12/12	45,197,209	45,695,828	(498,619)
SELL	SEK	Goldman Sachs International	4,768,079	4/12/12	685,966	698,736	(12,770)
SELL	SEK	Merrill Lynch International Bank	4,768,079	4/12/12	685,787	698,736	(12,949)

							$(1,086,830)

Futures Contracts Outstanding at 1/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	60	$7,935,000	March - 2012	$137,603
U.S. Treasury Note 5 yr (Long)	USD	198	24,561,281	March - 2012	245,260

					$382,863

Portfolio of Investments (unaudited) – continued

Swap Agreements at 1/31/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	3,960,000	Goldman Sachs International (a)	1.00% (fixed rate)	(1)	$53,997

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $4,837.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2012, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$15,683,647	$—	$15,683,647
Non-U.S. Sovereign Debt	—	237,168,322	—	237,168,322
Corporate Bonds	—	258,924,169	—	258,924,169
Residential Mortgage-Backed Securities	—	49,075,682	—	49,075,682
Commercial Mortgage-Backed Securities	—	13,386,961	—	13,386,961
Asset-Backed Securities (including CDOs)	—	7,268,391	—	7,268,391
Foreign Bonds	—	155,511,202	—	155,511,202
Mutual Funds	202	—	—	202
Total Investments	$202	$737,018,374	$—	$737,018,576

Other Financial Instruments
Futures	$382,863	$—	$—	$382,863
Swaps	—	53,997	—	53,997
Forward Foreign Currency Exchange Contracts	—	413,109	—	413,109

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$696,104,613
Gross unrealized appreciation	$51,241,502
Gross unrealized depreciation	(10,327,539)
Net unrealized appreciation (depreciation)	$40,913,963

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	381,588	25,010,678	(25,392,064)	202

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$612	$202

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2012 are as follows:

United States	46.5%
United Kingdom	8.3%
Japan	6.8%
France	4.6%
Netherlands	4.0%
Germany	3.2%
Italy	2.6%
Canada	2.5%
Brazil	2.0%
Other Countries	19.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.